Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income
Net Income (Loss)	$ 7,402	$ 8,950
Net realized loss included in net (loss) income, net of taxes $24 and $0 for each respective period	92
Unrealized holding gain (losses) losses on available-for-sale securities during the period, net of taxes of $(697) and $432 for each respective period	(2,626)	1,624
Change in funded status of defined benefit plan, net of taxes of $5 and $69 for each respective period	(18)	263
Amortization of prior service included in net periodic pension expense, net of tax benefits of $18 and $19 for each respective period	(70)	(70)
Amortization of net loss included in net periodic pension cost, net of taxes of $0 and $10 for each respective period		37
Comprehensive income	$ 4,780	$ 10,804